UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Address of principal executive offices)(Zip code)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

May 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

ANNUAL REPORT

Queens Road Value Fund

Queens Road Small Cap Value Fund

Each a series of the

Bragg Capital Trust

May 31, 2011

SHAREHOLDER LETTER

May 31, 2011 (UNAUDITED)

Dear Fellow Shareholders:

For the fiscal year ending May 31, 2011, the Queens Road Value Fund returned 18.92% and the Queens Road Small Cap Value Fund returned 19.78% (see each Fund’s section below for more detailed performance information).

Stocks climbed a wall of worry and posted another year of very strong results.  Despite a fairly dismal economic landscape – sluggish economic growth, the unsustainable federal deficit, increasingly desperate monetary policy -- corporate earnings continue to grow and stock prices continue to rise.  As companies trim costs, top-line growth also seems to be picking up, due largely to price increases and also to a cheaper dollar. It’s nice to see earnings continue to grow, but until unemployment comes down and consumer spending picks up we can’t imagine this positive trend can continue much longer.

In our view, the positive corporate earnings and market performance do not truly reflect the underlying reality of the economy --  the positive trends are an illusion created by a 0% fed funds rate and trillion dollar deficits. You would think a pump primed so vigorously would be gushing by now; however, economic growth continues to lag. It will be interesting to see the effects on markets of the end of QE2 (the second round of quantitative easing  monetary stimulus), as well as the impact of the budget deal, if one can be reached. As of this writing the risk of default by the U.S. government seems all too real, unless agreement can be reached on the debt ceiling, spending cuts and revenue increases.

As is typical in our letters, we point out the things that make us worry. Fortunately, these aren’t the things we dwell on in managing the Queens Road Funds. We remain focused on analyzing individual companies, the ones in our portfolios and ones we may add.  Fortunately, there are many well-managed companies trading at reasonable valuations in attractive industries.  While our ability to make macro predictions is just as bad (or good) as everyone else’s, we have a successful track record of putting together individual investments in a conservative portfolio that generate attractive risk-adjusted returns, particularly in turbulent markets. Past performance is no guarantee of future performance, but we are going to continue to do what we have always done.

As always, we appreciate your investment in the Queens Road Funds.

Sincerely,

Steve Scruggs, CFA

Portfolio Manager, Chairman

Benton Bragg, CFA

President

Queens Road Value Fund

Manager’s Commentary May 31, 2011

The Queens Road Value Fund was up 18.92% for the fiscal year ending 5/31/2011.  Our primary benchmark, the S&P500/Citi Value Index, which was up 23.17% and the S&P 500 was up 25.95%.

Among the best performing stocks in our portfolio were Leucadia National, media giant CBS, and network storage firm EMC.  Cisco and Hewlett Packard were two of our worst performing investments.  Over the course of the year we held more cash than normal, which caused a drag on performance.

The chart below shows the Fund’s performance for the fiscal year ended 5/31/2011, along with the returns for the S&P500/Citi Value Index and the Standard and Poor’s 500 Index.  We try to outperform the index through security selection, investing only in those companies we believe trade at attractive valuations and have the best prospects for long-term performance.

	QRVLX	S&P 500/Citi Value	S&P 500
June 2010	-2.41%	-5.73%	-5.23%
July 2010	3.83%	7.08%	7.01%
August 2010	-2.95%	-4.68%	-4.51%
September 2010	5.82%	7.74%	8.92%
October 2010	2.71%	2.59%	3.80%
November 2010	-1.09%	-0.46%	0.01%
December 2010	3.92%	8.22%	6.68%
January 2011	1.22%	3.23%	2.37%
February 2011	2.94%	3.69%	3.43%
March 2011	0.59%	-0.22%	0.04%
April 2011	3.42%	2.53%	2.96%
May 2011	-0.14%	-1.83%	-1.13%
One Year	18.92%	23.17%	25.95%

Queens Road Small Cap Value Fund

Manager’s Commentary May 31, 2011

For the twelve-month period ending 5/31/2011 the total return for the Queens Road Small Cap Value Fund was 19.78%.  This compares with returns of 22.91% for the Russell 2000 Value Index and 29.75% for the Russell 2000 Index.

The fund’s best performers for the year were Robbins & Myers, Chart Industries, and Darling International.  Among our worst-performing investments were Tellabs, Radio Shack and specialty vehicle maker Oshkosh Corp.  Over the course of the year we held more cash than normal, which caused a drag on performance.

Below is our month-by-month performance comparison with both the Russell 2000 Value Index and the Russell 2000 Index.  We try to outperform the index through security selection, investing only in those companies we believe trade at attractive valuations and have the best prospects for long-term performance.

	QRSVX	Russell 2000 Value	Russell 2000
June 2010	-5.62%	-8.73%	-7.75%
July 2010	5.84%	7.14%	6.87%
August 2010	-5.29%	-7.52%	-7.40%
September 2010	9.27%	10.74%	12.46%
October 2010	2.50%	3.87%	4.09%
November 2010	3.29%	2.54%	3.47%
December 20010	5.25%	8.31%	7.94%
January 2011	-0.50%	0.05%	-0.26%
February 2011	3.44%	5.08%	5.48%
March 2011	1.56%	1.39%	2.59%
April 2011	0.91%	1.62%	2.64%
May 2011	-1.48%	-1.79%	-1.87%
One Year	19.78%	22.91%	29.75%

Queens Road Value Fund

Cumulative Performance Comparison $10,000 Investment Since Inception* (Unaudited)

May 31, 2011

S&P 500/Citi Value Index    $ 15,913

Queens Road Value Fund   $ 17,177

Average Annual Total Return

For the Periods Ended May 31, 2011

                                     Queens Road Value Fund                      S&P 500/Citi Value Index

1 Year                                         18.92%                                                 23.17%

3 Year                                         (0.84)%                                                (1.23)%

5 Year                                            1.82%                                                  1.12%

Since Inception                              6.19%                                                   5.30%

Annual Operating Expense    0.95% **

**As disclosed in the Fund's Prospectus.

*The Queens Road Value Fund commenced operations on June 13, 2002.  Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

QUEENS ROAD VALUE FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2011

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
3.03%
Consumer Goods
11.47%
Conglomerates
4.30%
Financial
12.87%
Healthcare
10.44%
Industrial Goods
5.76%
Services
7.45%
Technology
19.52%
Utilities
6.29%
Cash & Cash
Equivalents
18.87%

	Queens Road Value Fund
	Schedule of Investments
	May 31, 2011

Shares		Fair Value

COMMON STOCKS - 79.26%

Aerospace & Defense - 1.22%
3,600	United Technologies Corp.	$ 315,972

Alternative Carriers - 0.73%
5,166	Time Warner, Inc.	188,197

Apparel & Accessories - 1.35%
3,500	V.F. Corp.	348,845

Banks - 0.20%
2,000	US Bancorp	51,200

Broadcasting & Cable TV - 2.22%
20,490	CBS Corp. Class B	572,696

Computer Communications Equipment - 1.95%
30,000	Cisco Systems Inc.	504,000

Computer Hardware - 5.17%
30,000	Dell Inc. *	482,400
7,000	Hewlett-Packard Co.	261,660
3,500	International Business Machine, Inc.	591,255
		1,335,315
Computer Storage & Peripherals - 2.20%
20,000	EMC Corp. *	569,400

Converted Paper & Paperboard Products (No Containers/Boxes) - 1.32%
5,000	Kimberly Clark Corp.	341,500

Electric Utilites - 6.28%
20,900	Duke Energy Corp.	391,875
13,000	Exelon Corp.	544,050
10,700	Progress Energy, Inc.	509,534
4,400	Southern Co.	176,352
		1,621,811
Environmental Services - 1.50%
10,000	Waste Management, Inc.	388,800

* Non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

Finance Services - 1.60%
8,000	American Express Co.	412,800

Financials-Asset Management & Custody Banks - 3.60%
14,500	Bank of New York Co. Inc.	407,595
3,900	T. Rowe Price Group, Inc.	246,870
6,000	State Street Corp.	274,620
		929,085
Food & Kindred Products - 3.29%
9,000	Kraft Foods Inc. Class A	314,730
16,400	Unilever PLC ADR	534,476
		849,206
Healthcare Distributors & Services - 1.30%
4,300	WellPoint, Inc.	336,131

Household Products - 3.89%
5,900	Clorox Co.	415,832
8,800	Procter & Gamble Co.	589,600
		1,005,432
Housewares & Specialties - 1.60%
6,380	Fortune Brands, Inc.	412,977

Industrial Conglomerates - 1.44%
3,162	Covidien Ltd. PLC	173,910
4,000	Tyco International Ltd.	197,400
		371,310
Industrial Instruments For Measurement, Display And Control - 0.49%
2,300	Danaher Corp.	125,419

Industrial Machinery - 1.97%
10,200	Ingersoll-Rand Co. Ltd. PLC	508,980

Integrated Oil & Gas - 1.52%
4,700	Exxon Mobil Corp.	392,309

Integrated Telecommunication Services - 3.10%
21,100	AT&T, Inc.	665,916
10,000	Windstream Corp.	134,500
		800,416
* Non-income producing security during the period.
ADR - American Depositary Receipt
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

Internet Software & Services - 2.35%
16,000	Intel Corp.	360,160
15,000	Yahoo! Inc. *	248,250
		608,410
Movies & Entertainment - 4.27%
11,500	Microsoft Corp.	287,615
44,500	News Corp. Class A	816,130
		1,103,745
Multi-Sector Holdings - 2.58%
18,800	Leucadia National Corp.	666,648

National Commercial Banks - 1.51%
9,000	JPMorgan Chase & Co.	389,160

Pharmaceutical Preperation - 0.56%
5,000	Bristol Myers Squibb Co.	143,800

Pharmaceuticals - 7.89%
9,000	GlaxoSmithkline, PLC ADR	391,140
7,050	Johnson & Johnson	474,395
13,820	Merck & Co., Inc.	507,885
31,000	Pfizer, Inc.	664,950
		2,038,370
Property & Casualty Insurance - 4.21%
3	Berkshire Hathaway Inc. Class A *	356,325
21,400	Progressive Corp.	463,310
4,300	Travelers Companies, Inc.	266,944
		1,086,579
Ship & Boat Building & Repairing - 1.15%
4,000	General Dynamics Corp.	296,880

Restaurants - 1.33%
4,225	McDonalds Corp.	344,506

Services-Electronic Information - 1.79%
11,900	Thomson Reuters Corp.	463,743

Surgical & Medical Instruments & Apparatus - 1.86%
5,100	3M Co.	481,338

Systems Software - 1.82%
24,000	Symantec Corp. *	469,200

TOTAL FOR COMMON STOCKS (Cost $16,331,992) - 79.26%		$ 20,474,180

* Non-income producing security during the period.
ADR - American Depositary Receipt
PLC - Public Limited Company
The accompanying notes are an integral part of these financial statements.

EXCHANGE TRADED FUND - 1.74%
Gold & Silver Ores - 1.74%
30,000	iShares Gold Trust * (Cost $295,769)	449,700

SHORT TERM INVESTMENTS - 18.85%
4,867,969	Invesco Short Term Investment Prime Portfolio 0.10% ** (Cost $4,867,969)	4,867,969

TOTAL INVESTMENTS (Cost $21,495,730) - 99.85%		$ 25,791,849

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.15%		39,053

NET ASSETS - 100.00%		$ 25,830,902

* Non-income producing security during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2011.
The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Assets and Liabilities
May 31, 2011

Assets:
Investments, at Fair Value (Cost $21,495,730)	$ 25,791,849
Receivables:
Dividends and Interest	60,825
Total Assets	25,852,674
Liabilities:
Accrued Management Fees (Note 3)	21,282
Shareholder Redemptions	490
Total Liabilities	21,772
Net Assets	$ 25,830,902

Net Assets Consist of:
Paid In Capital	23,091,199
Accumulated Undistributed Net Investment Income	124,577
Accumulated Undistributed Realized Loss on Investments	(1,680,993)
Unrealized Appreciation in Value of Investments	4,296,119
Net Assets, for 1,819,188 Shares Outstanding (Unlimited number
of shares authorized with a par value of $0.001)	$ 25,830,902

Net Asset Value, Offering and Redemption Price Per Share ($25,830,902/1,819,188)	$ 14.20

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statement of Operations
For the year ended May 31, 2011

Investment Income:
Dividends (net of foreign witholding taxes of $2,106)	$ 462,344
Interest	5,589
Total Investment Income	467,933

Expenses:
Advisory Fees (Note 3)	206,939
Total Expenses	206,939

Net Investment Income	260,994

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	184,462
Net Change in Unrealized Appreciation on Investments	3,423,612
Net Realized and Unrealized Gain on Investments	3,608,074

Net Increase in Net Assets Resulting from Operations	$ 3,869,068

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Statements of Changes in Net Assets

	Year	Year
	Ended	Ended
	5/31/2011	5/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 260,994	$ 174,734
Net Realized Gain (Loss) on Investments	184,462	(1,219)
Net Change in Unrealized Appreciation on Investments	3,423,612	2,244,357
Net Increase in Net Assets Resulting from Operations	3,869,068	2,417,872

Distributions to Shareholders From:
Net Investment Income	(207,168)	(174,854)
Realized Gains	-	-
Net Change in Net Assets from Distributions	(207,168)	(174,854)

Capital Share Transactions:
Proceeds from Sale of Shares	5,640,267	4,757,991
Shares Issued on Reinvestment of Dividends	147,855	112,260
Cost of Shares Redeemed	(1,401,855)	(1,754,299)
Net Increase in Net Assets from Shareholder Activity	4,386,267	3,115,952

Net Assets:
Net Increase in Net Assets	8,048,167	5,358,970
Beginning of Period	17,782,735	12,423,765
End of Period (Including Accumulated Undistributed Net Investment
Income of $124,577 and $72,131, Respectively)	$ 25,830,902	$ 17,782,735

Share Transactions:
Shares Sold	438,999	401,912
Shares Issued on Reinvestment of Dividends	11,244	9,031
Shares Redeemed	(106,976)	(145,716)
Net Increase in Shares	343,267	265,227
Outstanding at Beginning of Period	1,475,921	1,210,694
Outstanding at End of Period	1,819,188	1,475,921

The accompanying notes are an integral part of these financial statements.

Queens Road Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	5/31/2011	5/31/2010	5/31/2009		5/31/2008	5/31/2007

Net Asset Value, at Beginning of Period	$ 12.05	$ 10.26	$ 15.13		$ 16.65	$ 14.17

Income From Investment Operations:
Net Investment Income *	0.16	0.13	0.20		0.27	0.33
Net Gain (Loss) on Securities (Realized and Unrealized)	2.11	1.79	(4.88)		(1.30)	2.46
Total from Investment Operations	2.27	1.92	(4.68)		(1.03)	2.79

Distributions from:
Net Investment Income	(0.12)	(0.13)	(0.19)		(0.27)	(0.21)
Capital Gains	-	-	-	***	(0.22)	(0.10)
Total Distributions	(0.12)	(0.13)	(0.19)		(0.49)	(0.31)

Net Asset Value, at End of Period	$ 14.20	$ 12.05	$ 10.26		$ 15.13	$ 16.65

Total Return **	18.92%	18.64%	(30.90)%		(6.34)%	19.83%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 25,831	$ 17,783	$ 12,424		$ 11,524	$ 9,730
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%		0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.20%	1.08%	1.83%		1.75%	2.12%

Portfolio Turnover	14.66%	6.39%	37.64%		14.05%	8.66%

* Net Investment Income per share amounts were calculated using the average share method.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Amount is less than $0.005

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2011

Note 1. Organization

 The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains, if any, at least once a year.

As of and during the year ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2007.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.  For the year ended May 31, 2011, the Fund reclassified permanent book/tax differences of $1,380 from accumulated undistributed net investment income to accumulated undistributed realized loss on investments.

Security Valuation: Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange are valued at the last quoted sales price, and generally classified as a Level 1 investment.  Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment.  If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2011:

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 20,474,180	-	-	$ 20,474,180
Exchange Traded Fund	449,700	-	-	449,700
Short-Term Investments	4,867,969	-	-	4,867,969
Total	$ 25,791,849	-	-	$ 25,791,849

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended May 31, 2011. The Fund recognizes significant transfers between fair value hierarchy levels at the end of the reporting period. There were no significant transfers between levels for the year ended May 31, 2011.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its investment advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.95% of the Fund’s average daily net asset value. For the year ended May 31, 2011, the Advisor earned $206,939.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount due to the Advisor at May 31, 2011, is $21,282.

Certain employees and officers of the Advisor are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the year ended May 31, 2011.

 Note 4. Capital Stock

At May 31, 2011, there were an unlimited number of shares authorized and 1,819,188 shares outstanding, each with a par value of $0.001, and paid-in capital amounted to $23,091,199 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2011, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $4,205,644 and $2,595,275, respectively.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended May 31, 2011, and May 31, 2010 was as follows:

Distributions paid from:	May 31, 2011	May 31, 2010
Ordinary Income	$207,168	$174,854
	$207,168	$174,854

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 124,577
Undistributed Capital Losses	(1,674,350)
Unrealized Appreciation	4,289,476
Net Total	$ 2,739,703

At May 31, 2011, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$4,595,522	$(306,046)	$4,289,476

The difference between book-basis and tax-basis unrealized appreciation (depreciation) at May 31, 2011, resulted from wash sales and adjustments from a grantor trust.

The aggregate cost of securities for federal income tax purposes at May 31, 2011, was $21,502,373.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2011, Pershing, LLC., for the benefit of its customers, owned 98.73% of the Fund.

Note 8. Capital Loss Carryforwards

At May 31, 2011, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,674,350, of which $466,279 expires in 2017 and $1,208,071 expires in 2018.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Bragg Capital Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bragg Capital Trust (the “Funds”), comprising the Queens Road Value Fund and the Queens Road Small Cap Value Fund, as of May 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Bragg Capital Trust, comprising the Queens Road Value Fund and the Queens Road Small Cap Value Fund, as of May 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

August 1, 2011

Queens Road Value Fund
Expense Illustration
May 31, 2011 (Unaudited)

Expense Example

As a shareholder of the Queens Road Value Fund, you incur ongoing costs which typically consist of  management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2010 through May 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by  $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	December 1, 2010	May 31, 2011	December 1,2010 to May 31,2011

Actual	$1,000.00	$1,109.11	$5.00
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.19	$4.78

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

QUEENS ROAD VALUE FUND

TRUSTEE TABLE

MAY 31, 2011 (UNAUDITED)

Information about Trustees who are “interested persons” of the Trust as defined under the 1940 Act, and each Trustees of the Trust, including their principal occupations during the past five years, is as follows:

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 42	Trustee, President Secretary	Unlimited; 8 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 43	Trustee, Chairman Treasurer	Unlimited; 8 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Fund’s Advisor, Bragg Financial Advisors, Inc. and their affiliation as registered principals with the Fund’s underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

Independent Trustees
Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Philip Blount, 56 [2]	Trustee	Unlimited; 8 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 40[1,2]	Trustee	Unlimited; 8 years	Resort Capital Partners, Vice President (2009-present) Hospitality Financial Advisory Brady Distributing, Vice President (1995-2009) Machinery Distribution	Two	None
Harold Smith, 45[2]	Trustee	Unlimited; 8 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 50[1]	Trustee	Unlimited; 8 years	Citizens South Bank, Exec Vice President (2008 – present) Colony Signature Bank, Exec. Vice President (2007-2008) Scottish Bank, Vice President (1998 – 2007) Commercial Loan Officer	Two	None

 (1)Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Fund’s independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

QUEENS ROAD VALUE FUND

ADDITIONAL INFORMATION

MAY 31, 2011 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Advisory Renewal Agreement - At a Board meeting held on August 12, 2010, the Trustees unanimously approved the continuance of the Investment Advisory Agreement between Bragg Financial Advisors, Inc and the Bragg Capital Trust.  In reaching this decision the Trustees reviewed and discussed information provided by the Advisor describing the investment performance of each series of the Fund with its respective peer group.  The Trustees considered the following factors to be of fundamental importance in their consideration of whether to approve the continuance of the Fund’s Contract: (i) the Advisor’s value investing experience and track record; (ii) the history of portfolio manager managing the series of the Fund; (iii) the integrity and high ethical standards of the Advisor; (iv) the consistency of the Advisor’s approach to managing the Fund, (v) each series’ above average performance since inception, and (vi) each series’ below average expense ratio relative to its peer group.

The Trustees considered the nature, extent and quality of services the Advisor has previously provided to the Fund based on a review of information provided by the Advisor. In addition, the Trustees took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution services, regulatory compliance, and other services provided to the Fund. The Trustees concluded that they had a reasonable belief that the nature, extent and quality of services provided to the Fund was appropriate.

The Trustees also reviewed and discussed information provided by the Advisor comparing the expense ratio of each series of the Fund with the expense ratios of funds in each series’ respective peer group.  The source of the information provided by the Advisor was Morningstar Associates, LLC an independent third party specializing in mutual fund data and analytics.  The cost to the Advisor for providing the services under the terms of the contract was discussed.  The estimated aggregate cost of the services provided was compared to the amount paid to the Advisor under the terms of the contract. Upon review and discussion of this information, the Trustees concluded that the cost of services provided and any expected profits to the Advisor were reasonable.

The Trustees reviewed and considered the cost structure to the Advisor for providing services under the terms of the contract.  The Trustees determined that as the Fund’s assets increase to certain levels economies of scale would be realized.  The Trustees also considered the contract’s stipulation that management fee percentage payout would be reduced as certain asset levels of the Funds’ were achieved. The Trustees concluded that reasonable economies of scale would be realized under the terms of the contract.

The Advisor had no other Advisory contracts with other investment companies or other types of clients that were comparable in services provided under the terms of the contract and therefore the Trustees could not rely on any comparisons between the Fund’s contract and other investment management contracts entered into by the Advisor. Based on the foregoing, the Trustees voted unanimously to renew the contract.

Queens Road Small Cap Value Fund

Cumulative Performance Comparison $10,000 Investment Since Inception* (UNAUDITED)

May 31, 2011

Russell 2000 Value Index $20,104

Queens Road Small Cap Value Fund $25,416

Average Annual Total Return

For the Periods Ended May 31, 2011

                              Queens Road Small Cap Value Fund                     Russell 2000 Value Index

1 Year                                   19.78%                                                               22.91%

3 Year                                     7.72%                                                                 4.41%

5 Year                                     6.47%                                                                 3.00%

Since Inception                      10.96%                                                                 8.10%

Annual Operating Expenses    1.24% **

** As disclosed in the Fund's Prospectus.

* The Queens Road Small Cap Value Fund commenced operations on June 13, 2002.  Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption.

QUEENS ROAD SMALL CAP FUND

PORTFOLIO ILLUSTRATION

MAY 31, 2011

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

	Queens Road Small Cap Value Fund
	Schedule of Investments
	May 31, 2011

Shares		Fair Value

COMMON STOCKS - 77.25%

Aircraft Parts & Auxiliary Equipment - 0.73%
21,200	Ducommun, Inc.	$ 416,156

Apparel & Other Finished Products of Fabrics & Similar Matter - 1.51%
20,000	G-III Apparel Group, Ltd. *	858,400

Computer Peripheral Equipment, NEC - 1.29%
58,300	Imation Corp. *	566,676
18,900	Radisys Corp. *	163,107
		729,783
Construction & Farm Machinery - 1.59%
32,626	Oshkosh Corp. *	903,740

Computer Storage Devices - 0.50%
30,000	Xyratex Ltd. *	286,350

Crude Petroleum & Natural Gas - 0.25%
20,000	Vaalco Energy, Inc. *	142,000

Electric Utilites - 0.91%
12,350	MGE Energy, Inc.	514,254

Fats & Oils - 2.02%
60,000	Darling International, Inc. *	1,149,000

Fire, Marine & Casulty Insurance - 3.90%
30,000	Harleysville Group, Inc.	960,900
60,700	Hilltop Holdings, Inc. *	597,895
10,900	RLI Corp.	656,725
		2,215,520
Food Retail - 0.52%
3,317	Arden Group, Inc. Class A	296,805

Footwear - 1.02%
52,400	K-Swiss Inc. Class A *	577,972

Gas Utilities - 3.03%
33,900	Piedmont Natural Gas Co., Inc.	1,066,833
20,000	UGI Corp.	655,600
		1,722,433
* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Healthcare Distributors & Services - 1.90%
31,080	Owens & Minor, Inc.	1,075,368

Healthcare Supplies - 0.88%
2,703	Atrion Corp.	499,623

Home Health Care Services - 0.73%
6,100	Chemed Corp.	412,177

In Vitro & In Vivo Diagnostic Substances - 2.03%
55,000	Immucor, Inc. *	1,151,150

Industrial Machinery - 5.42%
14,978	Chart Industries, Inc. *	727,631
20,875	Graco, Inc.	1,055,440
43,202	Hurco Companies, Inc. *	1,293,036
		3,076,107
Information Technology, Electronic Manufacturing Services - 2.96%
25,400	Park Electrochemical Corp.	764,794
55,100	TTM Technologies, Inc. *	912,456
		1,677,250
Insurance Brokers - 1.31%
40,000	American Safety Insurance Holdings Ltd. *	741,200

Measuring & Controlling Devices, NEC - 2.21%
24,500	Cubic Corp.	1,255,380

Mining & Quarrying of Nonmetallic Minerals - 0.95%
128,650	Usec, Inc. *	537,757

Multi-Line Insurance - 0.86%
30,000	Horace Mann Educators Corp.	489,600

Natural Gas Distribution - 4.29%
28,520	New Jersey Resources Corp.	1,314,202
20,000	South Jersey Industries, Inc.	1,119,400
		2,433,602
Networking Equipment - 0.44%
12,850	Bel Fuse, Inc. Class B	251,474

Office Services & Supplies - 1.30%
10,000	United Stationers, Inc.	740,200

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.91%
30,000	Steris Corporation	1,082,700

* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Packaged Foods - 1.55%
20,000	Sanderson Farms, Inc.	878,200

Personal Products - 1.24%
31,700	Inter Parfums, Inc.	706,276

Pharmaceutical Preparations - 1.76%
77,600	Prestige Brands Holdings Inc. *	1,001,816

Primary Smelting & Refining of Nonferrous Metals - 0.68%
29,100	Horsehead Holding Corp. *	388,194

Property & Casualty Insurance - 1.55%
12,500	Proassurance Corp. *	878,875

Publishing & Printing - 1.71%
35,545	Scholastic Corp.	968,246

Pumps & Pumping Equipment - 1.19%
15,300	Robbins & Meyers, Inc.	674,118

Reinsurance - 0.43%
6,000	Endurance Specialty Holdings, Ltd.	243,660

Retail-Miscellaneous Shopping Goods Stores - 1.23%
50,000	Big 5 Sporting Goods Corp.	475,000
59,800	Books-A-Million Inc.	225,446
		700,446
Retail - Radio, TV & Consumer Electronics Stores - 2.04%
73,500	Radioshack Corp.	1,158,360

Retail-Women's Clothing Stores - 2.30%
48,000	Cato Corp. Class A	1,306,560

Semi-Conductors & Related Devices - 0.62%
30,000	Micrel, Inc.	353,100

Services-Advertising - 0.43%
8,400	Valassis Communications, Inc. *	243,852

Services-Computer Integrated Systems Design - 0.98%
20,000	Unisys Corp. *	559,000

Services-Computer Processing & Data Preparation - 2.58%
22,300	Acxiom Corp. *	306,625
23,000	DST Systems, Inc.	1,156,210
		1,462,835
* Non-income producing securities during the period.
The accompanying notes are an integral part of these financial statements.

Services-Engineering Services - 1.55%
20,000	URS Corp. *	881,200

Services-Personal Services - 1.89%
20,000	Unifirst Corp.	1,072,400

Specialized Consumer Services - 1.19%
18,400	Plantronics, Inc.	673,072

Sugar & Confectionery Products - 1.23%
39,203	Imperial Sugar Co.	696,637

Systems Software - 0.94%
82,916	Pervasive Software Inc. *	534,808

Telephone & Telegraph Apparatus - 1.71%
10,000	Adtran, Inc.	428,600
118,000	Tellabs, Inc.	539,260
		967,860
Wholesale-Apparel, Piece Goods & Notions - 1.65%
56,435	Delta Apparel, Inc. *	938,514

Wholesale-Computer & Peripheral Equipment & Software - 2.34%
28,000	Tech Data Corp. *	1,326,360

TOTAL FOR COMMON STOCKS (Cost $34,422,557) - 77.25%		$ 43,850,390

CLOSED-END MUTUAL FUND - 1.83%
46,900	Central Fund of Canada Limited ***	1,040,242
TOTAL FOR CLOSED-END MUTUAL FUND (Cost $622,900) - 1.83%		1,040,242

SHORT TERM INVESTMENTS - 20.94%
11,882,416	Invesco Short Term Investment Prime Portfolio 0.10% ** (Cost $11,882,416)	11,882,416

TOTAL INVESTMENTS (Cost $46,927,873) - 100.02%		$ 56,773,048

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.02)%		(10,704)

NET ASSETS - 100.00%		$ 56,762,344

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2011.
*** Passive foreign investment company (PFIC)
The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Assets and Liabilities
May 31, 2011

Assets:
Investments, at Fair Value (Cost $46,927,873)	$ 56,773,048
Receivables:
Shareholder Subscriptions	34,500
Dividends and Interest	18,091
Total Assets	56,825,639
Liabilities:
Accrued Management Fees (Note 3)	60,927
Shareholder Redemptions	2,368
Total Liabilities	63,295
Net Assets	$ 56,762,344

Net Assets Consist of:
Paid In Capital	$ 43,874,448
Accumulated Undistributed Net Investment Loss	(272,940)
Accumulated Undistributed Realized Gain on Investments	3,315,661
Unrealized Appreciation in Value of Investments	9,845,175
Net Assets, for 2,746,246 Shares Outstanding	$ 56,762,344
(Unlimited number of shares authorized with a par value of $0.001)
Net Asset Value Per Share, Offering and Redemption Price ($56,762,344/2,746,246 shares)	$ 20.67

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statement of Operations
For the year ended May 31, 2011

Investment Income:
Dividends (net of foreign witholding taxes of $70)	$ 364,578
Interest	11,584
Total Investment Income	376,162

Expenses:
Advisory Fees (Note 3)	566,626
Total Expenses	566,626

Net Investment Loss	(190,464)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	4,524,695
Net Change in Unrealized Appreciation on Investments	3,815,968
Net Realized and Unrealized Gain on Investments	8,340,663

Net Increase in Net Assets Resulting from Operations	$ 8,150,199

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Statements of Changes in Net Assets

	Years Ended
	5/31/2011	5/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (190,464)	$ (115,633)
Net Realized Gain on Investments	4,524,695	1,137,216
Net Change in Unrealized Appreciation on Investments	3,815,968	5,700,042
Net Increase in Net Assets Resulting from Operations	8,150,199	6,721,625

Distributions to Shareholders From:
Net Investment Income	-	-
Realized Gains	(1,361,671)	-
Net Change in Net Assets from Distributions	(1,361,671)	-

Capital Share Transactions:
Proceeds from Sale of Shares	16,998,730	13,226,755
Shares Issued on Reinvestment of Dividends	987,070	-
Cost of Shares Redeemed	(5,381,561)	(3,257,179)
Net Increase in Net Assets from Shareholder Activity	12,604,239	9,969,576

Net Assets:
Net Increase in Net Assets	19,392,767	16,691,201
Beginning of Period	37,369,577	20,678,376
End of Period (Including Accumulated Undistributed Net Investment
Loss of $272,940 and $81,672, respectively)	$ 56,762,344	$ 37,369,577

Share Transactions:
Shares Sold	873,116	811,945
Shares Issued on Reinvestment of Dividends	49,354	-
Shares Redeemed	(278,656)	(192,901)
Net Increase in Shares	643,814	619,044
Outstanding at Beginning of Period	2,102,432	1,483,388
Outstanding at End of Period	2,746,246	2,102,432

The accompanying notes are an integral part of these financial statements.

Queens Road Small Cap Value Fund
Financial Highlights
Selected data for a share outstanding throughout the period.

	For the Years Ended
	5/31/2011	5/31/2010	5/31/2009		5/31/2008	5/31/2007

Net Asset Value, at Beginning of Period	$ 17.77	$ 13.94	$ 17.16		$ 19.47	$ 17.27

Income From Investment Operations:
Net Investment Income/(Loss) *	(0.08)	(0.06)	0.05		0.12	0.10
Net Gain/(Loss) on Securities (Realized and Unrealized)	3.57	3.89	(3.18)		(1.53)	2.90
Total from Investment Operations	3.49	3.83	(3.13)		(1.41)	3.00

Distributions from:
Net Investment Income	-	-	(0.07)		(0.10)	(0.11)
Capital Gains	(0.59)	-	-	***	(0.80)	(0.69)
Return of Capital	-	-	(0.02)		-	-
Total from Distributions	(0.59)	-	(0.09)		(0.90)	(0.80)

Net Asset Value, at End of Period	$ 20.67	$ 17.77	$ 13.94		$ 17.16	$ 19.47

Total Return **	19.78%	27.47%	(18.14)%		(7.15)%	17.90%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 56,762	$ 37,370	$ 20,678		$ 12,975	$ 9,835
Ratio of Expenses to Average Net Assets	1.24%	1.24%	1.35%		1.35%	1.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.42)%	(0.38)%	0.41%		0.69%	0.56%

Portfolio Turnover	38.32%	30.79%	35.64%		24.60%	64.65%

* Net Investment Income/(Loss) per share amounts were calculated using the average share method.
** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
*** Amount is less than $0.005
The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS

MAY 31, 2011

Note 1. Organization

The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains, if any, at least once a year.

As of and during the year ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2007.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.  For the year ended May 31, 2011, the Fund reclassified permanent book/tax differences of $804 from accumulated undistributed net investment loss to accumulated undistributed realized gain on investments.

Security Valuation: Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price, and generally classified as a Level 1 investment.  Investments in mutual funds, including money market funds and closed-end funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment.  If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2011:

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 43,850,390	-	-	$ 43,850,390
Closed-End Mutual Fund	1,040,242	-	-	1,040,242
Short-Term Investments	11,882,416	-	-	11,882,416
Total	$ 56,773,048	-	-	$ 56,773,048

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended May 31, 2011. The Fund recognizes significant transfers between fair value hierarchy levels at the end of the reporting period. There were no significant transfers between levels for the year ended May 31, 2011.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its investment advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.24% of the Fund’s average daily net asset value.  For the year ended May 31, 2011, the Advisor earned $566,626.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount owed to the Advisor at May 31, 2011 is $60,927.

Certain employees and officers of the Advisor are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares. Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on execution of purchases and sales of the Fund’s investments during the year ended May 31, 2011.

Note 4. Capital Stock

At May 31, 2011, there were an unlimited number of shares authorized and 2,746,246 shares outstanding, each with a par value of $.001, and paid-in capital amounted to $43,874,448 for the Fund.

Note 5. Investment Transactions

For the year ended May 31, 2011, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $21,153,071 and $14,268,478, respectively.

Note 6. Distributions to Shareholders

The tax character of distributions paid during fiscal years ended May 31, 2011, and May 31, 2010, was as follows:

Distributions paid from:	May 31, 2011	May 31, 2010
Short-Term Capital Gain	$ 233,195	$ -
Long-Term Capital Gain	1,128,476	-
	$ 1,361,671	$ -

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 965,791
Undistributed Capital Gains	2,574,883
Unrealized Appreciation	9,347,222
Net Total	$ 12,887,896

At May 31, 2011, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$10,336,077	$(988,855)	$9,347,222

The difference between book-basis and tax-basis unrealized appreciation (depreciation) at May 31, 2011 resulted from wash sales and income recognized from PFIC’s.

The aggregate cost of securities for federal income tax purposes at May 31, 2011 was $47,425,826.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of May 31, 2011, Pershing, LLC., for the benefit of its customers, owned 61.13% of the Fund.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Bragg Capital Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Bragg Capital Trust (the “Funds”), comprising the Queens Road Value Fund and the Queens Road Small Cap Value Fund, as of May 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting the Bragg Capital Trust, comprising the Queens Road Value Fund and the Queens Road Small Cap Value Fund, as of May 31, 2011, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

August 1, 2011

Queens Road Small Cap Value Fund
Expense Illustration
May 31, 2011 (Unaudited)

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, December 1, 2010 through May 31, 2011.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	December 1, 2010	May 31, 2011	December 1,2010 to May 31,2011

Actual	$1,000.00	$1,043.94	$6.32
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.75	$6.24

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

QUEENS ROAD SMALL CAP VALUE FUND

TRUSTEE TABLE

MAY 31, 2011 (UNAUDITED)

Information about Trustees who are “interested persons” of the Trust as defined under the 1940 Act, and each Trustees of the Trust, including their principal occupations during the past five years, is as follows:

Interested Trustees Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Steve Scruggs, 42	Trustee, President Secretary	Unlimited; 8 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present) Reliance Insurance, Product Manager(1999-2000)	Two	None
Benton Bragg, 43	Trustee, Chairman Treasurer	Unlimited; 8 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Fund’s Advisor, Bragg Financial Advisors, Inc. and their affiliation as registered principals with the Fund’s underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

Independent Trustees
Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Philip Blount, 56 [2]	Trustee	Unlimited; 8 years	Icons, Inc., President (2001- present) Marketing Merchandise Halo, Inc., Vice President (1996-2001) Marketing Merchandise	Two	None
Christopher Brady, 40[1,2]	Trustee	Unlimited; 8 years	Resort Capital Partners, Vice President (2009-present) Hospitality Financial Advisory Brady Distributing, Vice President (1995-2009) Machinery Distribution	Two	None
Harold Smith, 45[2]	Trustee	Unlimited; 8 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 50[1]	Trustee	Unlimited; 8 years	Citizens South Bank, Exec Vice President (2008 – present) Colony Signature Bank, Exec. Vice President (2007-2008) Scottish Bank, Vice President (1998 – 2007) Commercial Loan Officer	Two	None

(1)Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Fund’s independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

QUEENS ROAD SMALL CAP VALUE FUND

ADDITIONAL INFORMATION

MAY 31, 2011 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

Advisory Renewal Agreement – At a Board meeting held on August 12, 2010, the Trustees unanimously approved the continuance of the Investment Advisory Agreement between Bragg Financial Advisors, Inc and the Bragg Capital Trust.  In reaching this decision the Trustees reviewed and discussed information provided by the Advisor describing the investment performance of each series of the Fund with its respective peer group.  The Trustees considered the following factors to be of fundamental importance in their consideration of whether to approve the continuance of the Fund’s Contract: (i) the Advisor’s value investing experience and track record; (ii) the history of portfolio manager managing the series of the Fund; (iii) the integrity and high ethical standards of the Advisor; (iv) the consistency of the Advisor’s approach to managing the Fund, (v) each series’ above average performance since inception, and (vi) each series’ below average expense ratio relative to its peer group.

The Trustees considered the nature, extent and quality of services the Advisor has previously provided to the Fund based on a review of information provided by the Advisor. In addition, the Trustees took into account information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, distribution services, regulatory compliance, and other services provided to the Fund. The Trustees concluded that they had a reasonable belief that the nature, extent and quality of services provided to the Fund was appropriate.

The Trustees also reviewed and discussed information provided by the Advisor comparing the expense ratio of each series of the Fund with the expense ratios of funds in each series’ respective peer group.  The source of the information provided by the Advisor was Morningstar Associates, LLC an independent third party specializing in mutual fund data and analytics.  The cost to the Advisor for providing the services under the terms of the contract was discussed.  The estimated aggregate cost of the services provided was compared to the amount paid to the Advisor under the terms of the contract. Upon review and discussion of this information, the Trustees concluded that the cost of services provided and any expected profits to the Advisor were reasonable.

The Trustees reviewed and considered the cost structure to the Advisor for providing services under the terms of the contract.  The Trustees determined that as the Fund’s assets increase to certain levels economies of scale would be realized.  The Trustees also considered the contract’s stipulation that management fee percentage payout would be reduced as certain asset levels of the Funds’ were achieved. The Trustees concluded that reasonable economies of scale would be realized under the terms of the contract.

The Advisor had no other Advisory contracts with other investment companies or other types of clients that were comparable in services provided under the terms of the contract and therefore the Trustees could not rely on any comparisons between the Fund’s contract and other investment management contracts entered into by the Advisor. Based on the foregoing, the Trustees voted unanimously to renew the contract.

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

1031 Caldwell Street, Suite 200

Charlotte, NC 28203

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements.  Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import.  Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission.  The Funds undertake no obligation to update any forward looking statement.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

A copy of registrant's code of ethics will be provided to any person without charge, upon request.  Please send requests to:

Bragg Capital Trust

100 Queens Road

Charlotte, NC 28204

(d)

Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert.  This is because no one on the board of trustees is deemed to be a financial expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2010

$ 20,000

FY 2011

$ 24,150

(b)

Audit-Related Fees

Registrant

FY 2010

$ 0

FY 2011

$ 0

Nature of the fees:

Not applicable.

(c)

Tax Fees

Registrant

FY 2010

$ 5,000

FY 2011

$ 5,000

Nature of the fees:

1120-RIC & Excise Tax Return

(d)

All Other Fees

Registrant

FY 2010

$ 1,150

FY 2011

$ 0

Nature of the fees:

Out of pocket expenses and consents

(e)

(1) Audit Committee’s Pre-Approval Policies

The Audit Committee reviews the auditor engagement letter and recommends to the Board of Trustees whether or not to adopt the engagement letter and appoint the independent auditor to perform the services described in the engagement letter.

(2) Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:

100%

Tax Fees:

100%

All Other Fees:

0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

FY2010

$ 0

FY2011

$ 0

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)  Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the Registrant's disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, except as disclosed below.  These internal controls and procedures include processes and controls designed to ensure that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.  Controls and procedures over the accounting for corporate actions and related pricing of the Registrant's corporate action-effected securities were found to be not operating effectively and have been corrected as described below.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  See Item 2.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date August 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date August 9, 2011

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date August 9, 2011

* Print the name and title of each signing officer under his or her signature.